As filed with the Securities and Exchange Commission on October 22, 2009

Registration Nos. 333-85183 and 811-09547

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 14	☒

FARMERS ANNUITY SEPARATE ACCOUNT A

(Exact Name of Registrant)

FARMERS NEW WORLD LIFE INSURANCE COMPANY

(Name of Depositor)

3003 - 77th Avenue, S.E., Mercer Island, Washington 98040

(Address of Depositor’s Principal Executive Offices)

(206) 232-8400

(Depositor’s Telephone Number, including Area Code)

Name and Address of Agent for Service:

Brian F. Kreger, Esq.

Vice President, Corporate Secretary, and General Counsel

Farmers New World Life Insurance Company

3003 - 77th Avenue, S.E.

Mercer Island, Washington 98040

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On October 23, 2009, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Units of interest in a separate account under individual flexible premium variable annuity contracts.

Explanatory Note

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of reflecting changes relating to the investment options available under the variable annuity contracts described in the Registration Statement. These changes are the result of the merger of the MidCap Stock Account of the Principal Variable Contracts Funds, Inc. (“Fund”) into the Fund’s MidCap Blend Account. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

Supplement Dated October 23, 2009

To the

Prospectus Dated May 1, 2009

For the

Farmers Variable Annuity

Issued through

Farmers Variable Annuity Separate Account A (the “Separate Account”)

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING FUND MERGER

Effective October 23, 2009, the PVC MidCap Stock Account will merge into and become part of the PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc. (“PVC”). As of the close of business on October 23, 2009, the subaccount investing in the PVC MidCap Stock Account will own shares of the PVC MidCap Blend Account, and will be combined into a new subaccount that invests in the PVC MidCap Blend Account. Following the merger, your investment in the subaccount investing in the PVC MidCap Stock Account will automatically become an investment in the subaccount investing in the PVC MidCap Blend Account.

Unless you provide us with alternative instructions, any instructions that you have in effect with respect to the subaccount that invests in the PVC MidCap Stock Account will be treated as instructions with respect to the subaccount that invests in the PVC MidCap Blend Account. Such instructions would include, for example, instructions as to allocation of premium payments and instructions for automatic programs, such as the Automatic Asset Rebalancing Program or Dollar Cost Averaging Program. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in your contract to the Prospectus.

You will not incur any fees or charges or any tax liability because of the merger, and your contract value in the subaccount corresponding to the PVC MidCap Stock Account immediately before the merger will equal your contract value in the subaccount corresponding to the PVC MidCap Blend Account immediately after the merger.

This Supplement amends the current Prospectus by removing references to PVC MidCap Stock Account and inserting PVC MidCap Blend Account in the following places:

1.	In the identification of the funding choices on the cover page of the Prospectus under Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares, delete reference to PVC MidCap Stock Account and replace it with the following:

Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares

PVC MidCap Blend Account1, 2 (effective 10-23-09)

[1]	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.”
[2]	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contract Funds, Inc.

2.	In the “Subaccounts Closed to New Investors” table appearing on page 11 and in Appendix A on page A-1 of your Prospectus, delete reference to the PVC MidCap Stock Account and add the following:

Portfolio	Fund	Effective Date
PVC MidCap Blend Account	Principal Variable Contract Funds, Inc.	October 23, 2009[1]

[1]	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contract Funds, Inc.

3.	On page 14 of your Prospectus, delete reference to the PVC MidCap Stock Account and add the following:

Portfolio	Investment Objective and Investment Adviser
PVC MidCap Blend Account (Class 2 Shares) (effective 10-23-09)[2,3]	Seeks to achieve capital appreciation. The investment adviser is Principal Management Corporation and the portfolio is currently managed by Principal Global Investors.

[2]	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.”
[3]	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc.

4.	Please add the following footnote to the PVC MidCap Stock Account tables in “Appendix A” on pages A-13 and A-27:

***	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc.

Please retain this Supplement for future reference.

*    *    *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008 or write the Service Center at P. O. Box 724208, Atlanta, GA 31139.

Supplement Dated October 23, 2009

To the

Statement of Additional Information

For the

Farmers Variable Annuity

Issued through

Farmers Variable Annuity Separate Account A (the “Separate Account”)

Offered by

Farmers New World Life Insurance Company

This Supplement updates information currently in the Statement of Additional Information, as follows:

1.	Please add the following footnote to the PVC MidCap Stock Account table on page 19:

*** Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc.

Retain this supplement with the Statement of Additional Information.

*        *        *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008 or write the Service Center at P. O. Box 724208, Atlanta, GA 31139.

Part C

Item 24.	Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

(1)	Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the “Company”) authorizing establishment of Farmers Annuity Separate Account A (the “Separate Account”).[1]

(2)	Not applicable.

(3)	(a)	Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc.[2]

	(b)	Investors Brokerage Services, Inc. Registered Representative Agreement. [2]

	(c)	Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC. [3]

	(d)	Farmers Financial Solutions, LLC Registered Representative Agreement. [3]

	(e)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.[11]

	(f)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.[14]

(4)	(a)	Revised Form of Contract for the Individual Flexible Premium Variable Annuity. [2]

	(b)	Revised Guaranteed Minimum Death Benefit Rider. [2]

	(c)	Revised Guaranteed Retirement Income Benefit Rider. [2]

	(d)	Waiver of Surrender Charge Rider – Terminal Illness. [2]

	(e)	Waiver of Surrender Charge Rider – Nursing Care. [2]

	(f)	Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider. 4 8

	(g)	Individual Retirement Annuity Amendment Rider.[4] , [8]

	(h)	Roth Individual Retirement Annuity Endorsement. [4], [8]

	(i)	Final Contract for the Individual Flexible Premium Variable Annuity.[9]

	(j)	Revised Variable Contract Facing Page (2004).[10]

(5)	(a)	Form of Application for the Individual Flexible Premium Variable Annuity.[2]

	(b)	Form of Variable Policy Application Supplement. [5]

	(c)	Revised Variable Policy Application Supplement. [4], [6]

	(d)	Revised Variable Policy Application Supplement (2004).[9]

	(e)	Revised Variable Policy Application Supplement (2007).[12]

	(f)	Variable Policy Application Supplement (May 2008).[1][5]

(6)	(a)	Articles of Incorporation of Farmers New World Life Insurance Company. [7]

	(b)	By-Laws of Farmers New World Life Insurance Company. [7]

	(c)	Amended Articles of Incorporation of Farmers New World Life Insurance Company.[13]

	(7)	Not applicable.

(8)	(a)	Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company. [5]

	(b)	Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. [5]

	(c)	Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company. [5]

	(d)	Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.[5]

	(e)	Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.[5]

	(f)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [2]

	(g)	Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. [2]

	(h)	Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. [2]

	(i)	Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [3]

	(j)	Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [3]

	(k)	Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. [3]

	(l)	Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. [3]

	(m)	Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company. [3]

	(n)	Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company. [3]

(o)	Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company. [3]

(p)	Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company. [3]

(q)	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company. [3]

(r)	Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. [3]

(s)	Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. [6]

(t)	Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001. [6]

(u)	Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.[4]

(v)	Form of Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[10]

(w)	Form of Rule 22c-2 Shareholder Information Agreement.[12]

(x)	Supplement to Participation Agreement among DWS Variable Series II, Deutsche Investment Management Americas, Inc., DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.[12]

(y)	Letter of Understanding and Extension of WM Participation Agreement, among Principal Funds Distributor, Inc., and Farmers New World Life Insurance Company, dated as of January 5, 2007. [12]

(z)	Amendment to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company. [1][5]

(aa)	Amendment No. 3 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [1][5]

(bb)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [1][5]

(cc)	Participation Agreement among Principal Funds Distributors, Inc. and Farmers New World Life Insurance Company. [1][6]

(dd)	Amendment No. 3 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series I (formerly Kemper Variable Series), DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [1][6]

(ee)	Amendment No. 2 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series II, DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [1][6]

	(ff)	Amendment No. 2 to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company. [1][6]

	(gg)	Amendment No. 6 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [1][6]

	(hh)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Institutional Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [1][6]

	(ii)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Service Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [1][6]

	(jj)	Amendment No. 2 to the Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC, and Farmers New World Life Insurance Company. [1][6]

	(kk)	First Amendment to Participation Agreement among Principal Funds Distributors, Inc. and Farmers New World Life Insurance Company. [1][8]

(9)	Opinion and Consent of Brian F. Kreger, Esquire.[1][8]

(10)

	(a)	Consent of PricewaterhouseCoopers LLP. [17]

	(b)	Consent of Deloitte & Touche LLP. [8]

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Performance Computations. 3 5

(14)	Not applicable.

(15)	Powers of Attorney . [1], [3], [4], [9], [11], [14], 17

1 Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

Exhibit (1)	Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the “Company”) authorizing establishment of Farmers Annuity Separate Account A (the “Separate Account”).

Exhibit (15)	Powers of Attorney.

2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

Exhibit (3) (a)	Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc.

Exhibit (3) (b)	Investors Brokerage Services, Inc. Registered Representative Agreement.

Exhibit (4) (a)	Revised Form of Contract for the Individual Flexible Premium Variable Annuity.

Exhibit (4) (b)	Revised Guaranteed Minimum Death Benefit Rider.

Exhibit (4) (c)	Revised Guaranteed Retirement Income Benefit Rider.

Exhibit (4) (d)	Waiver of Surrender Charge Rider – Terminal Illness.

Exhibit (4) (e)	Waiver of Surrender Charge Rider – Nursing Care.

Exhibit (5) (a)	Form of Application for the Individual Flexible Premium Variable Annuity.

Exhibit (8) (f)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (g)	Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.

Exhibit (8) (h)	Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.

3 Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

Exhibit (3) (c)	Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.

Exhibit (3) (d)	Farmers Financial Solutions, LLC Registered Representative Agreement.

Exhibit (8) (i)	Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (j)	Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (k)	Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

Exhibit (8) (l)	Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.

Exhibit (8) (m)	Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (n)	Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (o)	Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.

Exhibit (8) (p)	Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.

Exhibit (8) (q)	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.

Exhibit (8) (r)	Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.

Exhibit (13)	Schedule of Performance Computations.

Exhibit (15)	Powers of Attorney.

4 Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

Exhibit (4) (f)	Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.

Exhibit (4) (g)	Individual Retirement Annuity Amendment Rider.

Exhibit (4) (h)	Roth Individual Retirement Annuity Endorsement.

Exhibit (5) (c)	Revised Variable Policy Application Supplement.

Exhibit (8) (u)	Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.

Exhibit (15)	Powers of Attorney.

5 Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

Exhibit (5) (b)	Form of Variable Policy Application Supplement.

Exhibit (8) (a)	Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (b)	Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.

Exhibit (8) (c)	Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (d)	Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.

Exhibit (8) (e)	Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

Exhibit (13)	Schedule of Performance Computations.

6 Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

Exhibit (5) (c)	Revised Variable Policy Application Supplement.

Exhibit (8) (s)	Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (t)	Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.

7 Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

Exhibit (8) (a)	Articles of Incorporation of Farmers New World Life Insurance Company.

Exhibit (8) (b)	By-Laws of Farmers New World Life Insurance Company.

8 Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

Exhibit (4) (f)	Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.

Exhibit (4) (g)	Individual Retirement Annuity Amendment Rider.

Exhibit (4) (h)	Roth Individual Retirement Annuity Endorsement.

Exhibit (10) (b)	Consent of Deloitte & Touche LLP.

9 Incorporated herein by reference to Post-Effective Amendment No. 6 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2004 (File Nos. 333-85183 and 811-09547).

Exhibit (4) (i)	Final Contract for the Individual Flexible Premium Variable Annuity.

Exhibit (5) (d)	Revised Variable Policy Application Supplement (2004).

Exhibit (15)	Powers of Attorney.

10 Incorporated herein by reference to Post-Effective Amendment No. 7 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2005 (File Nos. 333-85183 and 811-09547).

Exhibit (4) (j)	Revised Variable Contract Facing Page (2004).

Exhibit (8) (v)	Form of Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.

11 Incorporated herein by reference to Post-Effective Amendment No. 8 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2006 (File Nos. 333-85183 and 811-09547).

Exhibit (3) (e)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.

Exhibit (15)	Powers of Attorney.

12 Incorporated herein by reference to Post-Effective Amendment No. 9 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 25, 2007 (File Nos. 333-85183 and 811-09547).

Exhibit (5) (e)	Revised Variable Policy Application Supplement (2007).

Exhibit (8) (w)	Form of Rule 22c-2 Shareholder Information Agreement.

Exhibit (8) (x)	Supplement to Participation Agreement among DWS Variable Series II, Deutsche Investment Management Americas, Inc., DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (y)	Letter of Understanding and Extension of WM Participation Agreement, among Principal Funds Distributor, Inc., and Farmers New World Life Insurance Company, dated as of January 5, 2007.

13 Incorporated herein by reference to the initial registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on March 4, 2008 (File Nos. 333-149540 and 811-09507).

Exhibit (6) (c)	Amended Articles of Incorporation of Farmers New World Life Insurance Company.

14 Incorporated herein by reference to Post-Effective Amendment No. 10 on Form N-4 for Farmers Variable Annuity Separate Account A filed with the SEC on April 29, 2008 (File Nos. 333-85183 and 811-09547).

Exhibit (3) (f)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.

Exhibit (15)	Powers of Attorney.

15 Incorporated herein by reference to the Pre-Effective Amendment No. 1 to registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on August 8, 2008 (File Nos. 333-149540 and 811-09507).

Exhibit (5) (f)	Variable Policy Application Supplement (May 2008).

Exhibit (8) (z)	Amendment to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company.

Exhibit (8) (aa)	Amendment No. 3 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company.

Exhibit (8) (bb)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company.

16 Incorporated herein by reference to the Pre-Effective Amendment No. 2 to registration statement on Form N-6/A for Farmers Variable Life Separate Account A filed with the SEC on August 27, 2008 (File Nos. 333-149540 and 811-09507).

Exhibit (8) (cc)	Participation Agreement among Principal Funds Distributor, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (dd)	Amendment No. 3 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series I (formerly Kemper Variable Series), DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (ee)	Amendment No. 2 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series II, DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (8) (ff)	Amendment No. 2 to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company.

Exhibit (8) (gg)	Amendment No. 6 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company.

Exhibit (8) (hh)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Institutional Shares), Janus Capital Corporation and Farmers New World Life Insurance Company.

Exhibit (8) (ii)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Service Shares), Janus Capital Corporation and Farmers New World Life Insurance Company.

Exhibit (8) (jj)	Amendment No. 2 to the Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC, and Farmers New World Life Insurance Company.

17 Incorporated herein by reference to Post-Effective Amendment No. 12 on Form N-4 for Farmers Variable Annuity Separate Account A filed with the SEC on April 24, 2009 (File Nos. 333-85183 and 811-09547).

Exhibit (9)	Opinion and Consent of Brian F. Kreger, Esquire.

Exhibit (10) (a)	Consent of PricewaterhouseCoopers LLP.

18 Filed herewith.

Exhibit (8) (kk)	First Amendment to Participation Agreement among Principal Funds Distributors, Inc. and Farmers New World Life Insurance Company.

Exhibit (9)	Opinion and Consent of Brian F. Kreger, Esquire.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 22nd day of October, 2009.

FARMERS ANNUITY SEPARATE ACCOUNT A (Registrant)

Attest:	/S/ BRIAN F. KREGER	By:	/S/ JAMES I. RANDOLPH
	Brian F. Kreger		James I. Randolph
	Vice President, Corporate Secretary and General Counsel		Senior Vice President Farmers New World Life Insurance Company
Farmers New World Life Insurance Company

FARMERS NEW WORLD LIFE INSURANCE COMPANY (Depositor)

Attest:	/S/ BRIAN F. KREGER	By:	/S/ JAMES I. RANDOLPH
	Brian F. Kreger		James I. Randolph
	Vice President, Corporate Secretary and General Counsel		Senior Vice President Farmers New World Life Insurance Company
Farmers New World Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board and Director	October 22, 2009
Paul N. Hopkins*/

	Director	October 22, 2009
Debra Broek-DeBoer */

	Director	October 22, 2009
Kevin Hogan */

	Director	October 22, 2009
Gary R. Severson*/

	Director	October 22, 2009
Stanley R. Smith*/

	Director	October 22, 2009
John F. Sullivan, Jr. */

Signature	Title	Date

Katherine P. Cody */	Senior Vice President, Chief Financial Officer and Director (Principal Financial Officer and Principal Accounting Officer)	October 22, 2009

/s/ James I. Randolph */	On October 22, 2009 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.
By: James I. Randolph

Exhibit Index

(b)(8)(kk)	First Amendment to Participation Agreement among Principal Funds Distributors, Inc. and Farmers New World Life Insurance Company. [1][8]

(b)(9)	Opinion and Consent of Brian F. Kreger, Esquire. [1][8]